Segment data (Statements of Income - Non-financial Services and Financial Services Businesses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	¥ 27,597,193	¥ 28,403,118	¥ 27,234,521
Costs and expenses
Selling, general and administrative	2,868,485	2,943,682	2,642,281
Total costs and expenses	25,602,821	25,549,147	24,483,957
Operating income	1,994,372	2,853,971	2,750,564
Other income (expense), net	199,453	129,410	142,264
Income before income taxes and equity in earnings of affiliated companies	2,193,825	2,983,381	2,892,828
Provision for income taxes	628,900	878,269	893,469
Equity in earnings of affiliated companies	362,060	329,099	308,545
Net income	1,926,985	2,434,211	2,307,904
Less - Net income attributable to noncontrolling interests	(95,876)	(121,517)	(134,566)
Net income attributable to Toyota Motor Corporation	1,831,109	2,312,694	2,173,338
Eliminations
Costs and expenses
Net income attributable to Toyota Motor Corporation	147	300	(22)
Non Financial Services Businesses
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	25,845,453	26,581,102	25,643,508
Costs and expenses
Cost of revenues	21,557,194	21,474,386	20,933,168
Selling, general and administrative	2,511,647	2,589,082	2,319,262
Total costs and expenses	24,068,841	24,063,468	23,252,430
Operating income	1,776,612	2,517,634	2,391,078
Other income (expense), net	200,370	117,930	136,797
Income before income taxes and equity in earnings of affiliated companies	1,976,982	2,635,564	2,527,875
Provision for income taxes	562,452	752,248	763,445
Equity in earnings of affiliated companies	360,130	327,167	306,749
Net income	1,774,660	2,210,483	2,071,179
Less - Net income attributable to noncontrolling interests	(89,337)	(117,544)	(130,172)
Net income attributable to Toyota Motor Corporation	1,685,323	2,092,939	1,941,007
Financial Services Business
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	1,823,600	1,896,224	1,661,149
Costs and expenses
Cost of revenues	1,221,268	1,181,437	955,380
Selling, general and administrative	379,904	375,561	343,936
Total costs and expenses	1,601,172	1,556,998	1,299,316
Operating income	222,428	339,226	361,833
Other income (expense), net	(5,618)	8,579	3,190
Income before income taxes and equity in earnings of affiliated companies	216,810	347,805	365,023
Provision for income taxes	66,583	126,319	130,049
Equity in earnings of affiliated companies	1,930	1,932	1,796
Net income	152,157	223,418	236,770
Less - Net income attributable to noncontrolling interests	(6,518)	(3,963)	(4,417)
Net income attributable to Toyota Motor Corporation	¥ 145,639	¥ 219,455	¥ 232,353